Loans sales and securitizations (Tables)	12 Months Ended
Dec. 31, 2013
Loan Sales and Securitizations [Abstract]
Summarizes activity relating to loans securitized sold with servicing retained

Residential Mortgage Portfolio

The following table summarizes activity relating to residential mortgage loans sold with servicing retained for the years ended December 31, 2013, 2012, and 2011:

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
Residential mortgage loans sold with servicing retained	$3,221,239	$3,954,762	$3,078,475
Pretax gains (1)	102,935	128,408	77,591

(1)	Recorded in mortgage banking income.

(dollar amounts in thousands)		2013 (1)	2012		2011
Automobile loans sold with servicing retained	$	---	$169,324	$	---
Automobile loans securitized with servicing retained		---	2,300,018		1,020,146
Pretax gains (2)		---	42,251		15,454

(1)	Huntington did not sell or securitize any automobile loans in 2013.
(2)	Recorded in noninterest income

	Year Ended December 31,
(dollar amounts in thousands)	2013	2012	2011
SBA loans sold with servicing retained	$178,874	$209,540	$234,803
Pretax gains resulting from above loan sales (1)	19,556	22,916	21,488

(1)	Recorded in noninterest income

Summarizes activity relating to loans sold with servicing retained using the fair value method
Fair Value Method
(dollar amounts in thousands)	2013	2012
Fair value, beginning of year	$35,202	$65,001
Change in fair value during the period due to:
Time decay (1)	(2,648)	(2,881)
Payoffs (2)	(11,851)	(14,389)
Changes in valuation inputs or assumptions (3)	13,533	(12,529)
Fair value, end of year	$34,236	$35,202
Weighted-average life (years)	4.2	3.2

(1)	Represents decrease in value due to passage of time, including the impact from both regularly scheduled loan principal payments and partial loan paydowns.
(2)	Represents decrease in value associated with loans that paid off during the period.
(3)	Represents change in value resulting primarily from market-driven changes in interest rates and prepayment speeds.

Summarizes activity relating to loans sold with servicing retained using the amortization method

Amortization Method
(dollar amounts in thousands)	2013	2012
Carrying value, beginning of year	$85,545	$72,434
New servicing assets created	34,743	36,123
Impairment recovery (charge)	22,023	(4,374)
Amortization and other	(14,247)	(18,638)
Carrying value, end of year	$128,064	$85,545
Fair value, end of year	$143,304	$85,612

(dollar amounts in thousands)	2013	2012
Carrying value, beginning of year	$35,606	$13,377
New servicing assets created	---	38,043
Impairment charge	---	(75)
Amortization and other	(17,934)	(15,739)
Carrying value, end of year	$17,672	$35,606

Fair value, end of year	$18,193	$36,470
Weighted-average life (years)	3.6	4.3

(dollar amounts in thousands)	2013	2012
Carrying value, beginning of year	$15,147	$12,022
New servicing assets created	6,105	6,947
Amortization and other	(4,387)	(3,822)
Carrying value, end of year	$16,865	$15,147

Fair value, end of year	$16,865	$15,147

Weighted-average life (years)	3.5	3.5

Summary of key assumptions and the sensitivity of the servicing rights value to changes in the assumptions

For MSRs under the fair value method, a summary of key assumptions and the sensitivity of the MSR value to changes in these assumptions at December 31, 2013, and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	11.90%		$(1,935)	$(3,816)	19.52%		$(2,608)	$(5,051)
Spread over forward interest rate swap rates	1,069	bps	(1,376)	(2,753)	1,288	bps	(1,290)	(2,580)

For MSRs under the amortization method, a summary of key assumptions and the sensitivity of the MSR value to changes in these assumptions at December 31, 2013 and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	6.70%		$(6,813)	$(12,977)	15.45%		$(4,936)	$(9,451)
Spread over forward interest rate swap rates	940	bps	(6,027)	(12,054)	940	bps	(3,060)	(6,119)

A summary of key assumptions and the sensitivity of the automobile loan servicing rights value to changes in these assumptions at December 31, 2013 and 2012 follows:

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	14.65%		$(584)	$(1,183)	13.80%		$(880)	$(1,771)
Spread over forward interest rate swap rates	500	bps	(7)	(15)	500	bps	(18)	(36)

	December 31, 2013				December 31, 2012
			Decline in fair value due to				Decline in fair value due to
			10%	20%			10%	20%
			adverse	adverse			adverse	adverse
(dollar amounts in thousands)	Actual		change	change	Actual		change	change
Constant prepayment rate (annualized)	5.90%		$(221)	$(438)	6.40%		$(201)	$(398)
Discount rate	1,500	bps	(446)	(873)	1,500	bps	(374)	(731)